Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Geographical region
Revenues	€ 6,167	€ 5,735	€ 19,019	€ 17,066
EMEA
Geographical region
Revenues	3,369	2,578	9,435	8,849
Germany
Geographical region
Revenues	922	1,257	3,714	4,275
France
Geographical region
Revenues	286	296	679	797
Great Britain
Geographical region
Revenues	681	490	1,870	1,681
United Arab Emirates
Geographical region
Revenues	706		1,357	2
Other EMEA
Geographical region
Revenues	774	535	1,815	2,094
Asia Pacific
Geographical region
Revenues	854	1,578	2,983	3,408
China
Geographical region
Revenues	296	537	1,229	1,923
South Korea
Geographical region
Revenues	154	139	1,112	409
India
Geographical region
Revenues	365	39	388	70
Other Asia Pacific
Geographical region
Revenues	39	863	254	1,006
Americas
Geographical region
Revenues	1,944	1,579	6,601	4,809
United States
Geographical region
Revenues	1,916	1,566	6,484	4,777
Other Americas
Geographical region
Revenues	€ 28	€ 13	€ 117	€ 32